NOTE 13. CHANGE TO PRIOR FINANCIAL STATEMENT (Details Narrative) (Quarterly Report, USD $)	Sep. 30, 2013	Dec. 31, 2012
Preferred Stock Par Value	$ 0.001	$ 0.001
Corrected Additional Paid In Capital	$ 25,221,910	$ 23,775,298
Scenario, Previously Reported [Member]
Preferred Stock Par Value	$ 0.01
Corrected Additional Paid In Capital	$ 26,907
Restatement Adjustment[Member]
Preferred Stock Par Value	$ 0.001